LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Sep. 30, 2015
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Summary of loans receivable

	2015	2014
Single-family residential:
Residential first mortgage	$318,267,276	$273,370,228
Residential second mortgage	41,822,172	39,554,425
Home equity lines of credit	70,530,171	90,179,064

Total single-family residential	430,619,619	403,103,717

Commercial:
Commercial and multi-family real estate:
Owner-occupied	147,654,718	134,609,203
Non-owner occupied	253,216,014	261,948,139
Land acquisition and development	32,584,435	37,051,375
Real estate construction and development	79,389,600	46,777,239
Commercial and industrial	258,229,211	235,296,970

Total commercial	771,073,978	715,682,926

Consumer and installment	1,650,965	4,024,628

	1,203,344,562	1,122,811,271
Add (less):
Deferred loan costs	5,243,573	4,669,148
Loans in process	(4,419,624)	(640,508)
Allowance for loan losses	(15,799,107)	(15,978,421)

Total	$1,188,369,404	$1,110,861,490

Weighted average rate at end of year	3.97%	4.11%

Summary of changes in loans to senior officers and directors

Balance, September 30, 2013	$1,533,245
Additions	1,017,031
Repayments	(1,004,425)
Other changes	112,346

Balance, September 30, 2014	1,658,197
Additions	729,706
Repayments	(1,066,858)
Other changes	(161,499)

Balance, September 30, 2015	$1,159,546

Summary of home equity lines of credit scheduled to convert to a fully-amortizing basis

Principal Balance
at September 30,
2015
(In thousands)
Amount converting to fully-amortizing basis during year ended September 30,
2016	$15,749
2017	18,002
2018	22,728
2019	7,987
Thereafter	6,064

Total	$70,530

Summary of the activity in the allowance for loan losses

	2015	2014	2013
Balance, beginning of year	$15,978,421	$18,306,114	$17,116,595
Provision charged to expense	2,000,000	1,210,000	12,090,000
Charge-offs:
Single-family residential loans:
Residential first mortgage	806,155	1,771,410	3,364,443
Residential second mortgage	398,404	618,306	1,632,770
Home equity lines of credit	1,095,761	1,577,280	2,401,726

Total single-family residential loans	2,300,320	3,966,996	7,398,939

Commercial loans:
Commercial and multi-family real estate	358,546	15,215	1,012,650
Land acquisition and development	—	1,882,765	73,094
Real estate construction and development	—	—	259,743
Commercial and industrial	60,659	995	6,833,856

Total commercial loans	419,205	1,898,975	8,179,343

Consumer and installment	227,908	127,673	107,094

Total charge-offs	2,947,433	5,993,644	15,685,376

Recoveries:
Single-family residential loans:
Residential first mortgage	157,942	396,557	79,968
Residential second mortgage	189,112	91,735	232,353
Home equity lines of credit	246,457	323,046	544,177

Total single-family residential loans	593,511	811,338	856,498

Commercial loans:
Commercial and multi-family real estate	92,305	764,868	1,638,249
Land acquisition and development	8,000	600	23,160
Real estate construction and development	3,904	260	1,800,303
Commercial and industrial	42,752	848,122	421,464

Total commercial loans	146,961	1,613,850	3,883,176

Consumer and installment	27,647	30,763	45,221

Total recoveries	768,119	2,455,951	4,784,895

Net charge-offs	2,179,314	3,537,693	10,900,481

Balance, end of year	$15,799,107	$15,978,421	$18,306,114

Summary of the changes in the allowance for loan losses, by loan portfolio segment

	September 30, 2015
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421
Provision charged (credit) to expense	(95,458)	2,088,617	193,159	(186,318)	2,000,000
Charge-offs	(2,300,320)	(419,205)	(227,908)	—	(2,947,433)
Recoveries	593,511	146,961	27,647	—	768,119

Balance, end of year	$5,869,174	$9,900,981	$21,695	$7,257	$15,799,107

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114
Provision charged (credit) to expense	853,386	258,807	100,760	(2,953)	1,210,000
Charge-offs	(3,966,996)	(1,898,975)	(127,673)	—	(5,993,644)
Recoveries	811,338	1,613,850	30,763	—	2,455,951

Balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

Summary of information regarding the balance in the allowance and the recorded investment in loans by impairment method

	September 30, 2015
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$977,140	$44,972	$—	$—	$1,022,112
Loans collectively evaluated for impairment	4,892,034	9,856,009	21,695	7,257	14,776,995
Loans acquired with deteriorated credit quality	—	—	—	—	—

Total balance, end of year	$5,869,174	$9,900,981	$21,695	$7,257	$15,799,107

Recorded investment in loans receivable at end of year:
Total loans receivable	$434,158,827	$768,357,268	$1,652,416		$1,204,168,511
Loans receivable individually evaluated for impairment	13,609,898	4,086,219	—		17,696,117
Loans receivable collectively evaluated for impairment	420,548,929	764,271,049	1,652,416		1,186,472,394
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2014
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,048,993	$149,631	$—	$—	$1,198,624
Loans collectively evaluated for impairment	6,622,448	7,934,977	28,797	193,575	14,779,797
Loans acquired with deteriorated credit quality	—	—	—	—	—

Total balance, end of year	$7,671,441	$8,084,608	$28,797	$193,575	$15,978,421

Recorded investment in loans receivable at end of year:
Total loans receivable	$406,213,818	$716,595,562	$4,030,531		$1,126,839,911
Loans receivable individually evaluated for impairment	16,915,315	10,222,559	14,618		27,152,492
Loans receivable collectively evaluated for impairment	389,298,503	706,373,003	4,015,913		1,099,687,419
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Summary of the unpaid principal balance and recorded investment of impaired loans

	September 30, 2015		September 30, 2014
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$5,538,920	$5,577,568	$10,397,909	$10,453,775
Troubled debt restructurings current under restructured terms	9,768,545	9,838,465	10,985,340	11,068,219
Troubled debt restructurings past due under restructured terms	2,267,010	2,280,083	5,589,008	5,630,498

Total non-performing loans	17,574,475	17,696,116	26,972,257	27,152,492
Troubled debt restructurings returned to accrual status	15,611,280	15,696,800	18,963,927	19,053,073

Total impaired loans	$33,185,755	$33,392,916	$45,936,184	$46,205,565

(1)	All non-performing loans at September 30, 2015 and 2014 were classified as non-accrual.

Summary of the principal balance, net of amounts charged off, of impaired loans by the impairment method used
	2015	2014
	(In thousands)
Fair value of collateral method	$24,018	$34,508
Present value of cash flows method	9,168	11,428

Total impaired loans	$33,186	$45,936

Summary of unpaid principal balances of impaired loans segregated by loans that had partial charge-offs recorded and loans with no partial charge-offs recorded, and the related recorded investments and allowance for loan losses

	September 30, 2015
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,350,788	$2,101,709	$2,249,079	$14,528,332	$16,777,411	$16,912,036	$—
Residential second mortgage	893,197	555,172	338,025	2,410,518	2,748,543	2,774,631	—
Home equity lines of credit	658,378	228,997	429,381	2,459,636	2,889,017	2,889,017	—

Total single-family residential loans	5,902,363	2,885,878	3,016,485	19,398,486	22,414,971	22,575,684	—

Commercial loans:
Commercial and multi-family real estate	3,689,300	1,401,926	2,287,374	4,722,522	7,009,896	7,025,759	—
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	77,381	64,976	12,405	—	12,405	11,250	—
Commercial and industrial	164,591	62,746	101,845	334,928	436,773	438,879	—

Total commercial loans	3,931,272	1,529,648	2,401,624	5,057,450	7,459,074	7,475,888	—

Consumer and installment	—	—	—	—	—	—	—

Total	9,833,635	4,415,526	5,418,109	24,455,936	29,874,045	30,051,572	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	337,013	87,921	249,092	2,173,816	2,422,908	2,449,665	576,849
Residential second mortgage	47,008	14,919	32,089	319,185	351,274	353,244	124,352
Home equity lines of credit	6,090	90	6,000	327,688	333,688	333,688	275,939

Total single-family residential loans	390,111	102,930	287,181	2,820,689	3,107,870	3,136,597	977,140

Commercial loans:
Commercial and multi-family real estate	—	—	—	15,539	15,539	15,814	3,539
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	188,301	188,301	188,933	41,433

Total commercial loans	—	—	—	203,840	203,840	204,747	44,972

Consumer and installment	—	—	—	—	—	—	—

Total	390,111	102,930	287,181	3,024,529	3,311,710	3,341,344	1,022,112

TOTAL:
Single-family residential loans:
Residential first mortgage	4,687,801	2,189,630	2,498,171	16,702,148	19,200,319	19,361,701	576,849
Residential second mortgage	940,205	570,091	370,114	2,729,703	3,099,817	3,127,875	124,352
Home equity lines of credit	664,468	229,087	435,381	2,787,324	3,222,705	3,222,705	275,939

Total single-family residential loans	6,292,474	2,988,808	3,303,666	22,219,175	25,522,841	25,712,281	977,140

Commercial loans:
Commercial and multi-family real estate	3,689,300	1,401,926	2,287,374	4,738,061	7,025,435	7,041,573	3,539
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction and development	77,381	64,976	12,405	—	12,405	11,250	—
Commercial and industrial	164,591	62,746	101,845	523,229	625,074	627,812	41,433

Total commercial loans	3,931,272	1,529,648	2,401,624	5,261,290	7,662,914	7,680,635	44,972

Consumer and installment	—	—	—	—	—	—	—

Total	$10,223,746	$4,518,456	$5,705,290	$27,480,465	$33,185,755	$33,392,916	$1,022,112

	September 30, 2014
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	$4,765,925	$2,147,646	$2,618,279	$16,127,230	$18,745,509	$18,922,860	$—
Residential second mortgage	919,433	521,046	398,387	2,730,620	3,129,007	3,160,090	—
Home equity lines of credit	734,388	339,195	395,193	2,817,687	3,212,880	3,212,880	—

Total single-family residential loans	6,419,746	3,007,887	3,411,859	21,675,537	25,087,396	25,295,830	—

Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,895,832	9,525,434	9,541,447	—
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,364,237	2,509,011	2,512,450	—

Total commercial loans	12,326,021	3,739,734	8,586,287	7,260,069	15,846,356	15,865,894	—

Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—

Total	18,853,730	6,841,463	12,012,267	28,982,904	40,995,171	41,223,643	—

WITH AN ALLOWANCE RECORDED:
Single-family residential loans:
Residential first mortgage	119,788	18,550	101,238	3,673,398	3,774,636	3,808,508	759,169
Residential second mortgage	32,200	57	32,143	521,855	553,998	559,333	191,206
Home equity lines of credit	—	—	—	104,618	104,618	104,618	98,618

Total single-family residential loans	151,988	18,607	133,381	4,299,871	4,433,252	4,472,459	1,048,993

Commercial loans:
Commercial and multi-family real estate	—	—	—	26,227	26,227	26,502	14,227
Commercial and industrial	—	—	—	481,534	481,534	482,961	135,404

Total commercial loans	—	—	—	507,761	507,761	509,463	149,631

Consumer and installment	—	—	—	—	—	—	—

Total	151,988	18,607	133,381	4,807,632	4,941,013	4,981,922	1,198,624

TOTAL:
Single-family residential loans:
Residential first mortgage	4,885,713	2,166,196	2,719,517	19,800,628	22,520,145	22,731,368	759,169
Residential second mortgage	951,633	521,103	430,530	3,252,475	3,683,005	3,719,423	191,206
Home equity lines of credit	734,388	339,195	395,193	2,922,305	3,317,498	3,317,498	98,618

Total single-family residential loans	6,571,734	3,026,494	3,545,240	25,975,408	29,520,648	29,768,289	1,048,993

Commercial loans:
Commercial and multi-family real estate	5,159,458	1,529,856	3,629,602	5,922,059	9,551,661	9,567,949	14,227
Land acquisition and development	4,643,113	870,436	3,772,677	—	3,772,677	3,772,677	—
Real estate construction and development	298,977	259,743	39,234	—	39,234	39,320	—
Commercial and industrial	2,224,473	1,079,699	1,144,774	1,845,771	2,990,545	2,995,411	135,404

Total commercial loans	12,326,021	3,739,734	8,586,287	7,767,830	16,354,117	16,375,357	149,631

Consumer and installment	107,963	93,842	14,121	47,298	61,419	61,919	—

Total	$19,005,718	$6,860,070	$12,145,648	$33,790,536	$45,936,184	$46,205,565	$1,198,624

	Year Ended
	September 30, 2015		September 30, 2014
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Single-family residential loans:
Residential first mortgage	$17,881,616	$451,993	$21,539,233	$466,598
Residential second mortgage	3,235,818	85,420	3,033,653	92,365
Home equity lines of credit	3,021,067	26,739	3,213,968	44,688
Commercial loans:
Commercial and multi-family real estate	8,364,621	201,859	9,903,237	308,740
Land acquisition and development	769,907	—	1,365,918	—
Real estate construction and development	17,415	—	36,968	—
Commercial and industrial	1,322,040	36,051	2,375,527	6,117
Consumer and installment	43,586	—	123,769	—

Total		802,062		918,508

With an allowance recorded:
Single-family residential loans:
Residential first mortgage	3,008,914	—	3,597,246	528
Residential second mortgage	380,503	—	594,299	—
Home equity lines of credit	328,724	—	373,628	—
Commercial loans:
Commercial and multi-family real estate	21,118	—	706,924	—
Land acquisition and development	—	—	694,203	—
Real estate construction and development	—	—	1,618	—
Commercial and industrial	262,707	—	416,170	—
Consumer and installment	9,588	—	3,297	—

Total		—		528

Total:
Single-family residential loans:
Residential first mortgage	20,890,530	451,993	25,136,479	467,126
Residential second mortgage	3,616,321	85,420	3,627,952	92,365
Home equity lines of credit	3,349,791	26,739	3,587,596	44,688
Commercial loans:
Commercial and multi-family real estate	8,385,739	201,859	10,610,161	308,740
Land acquisition and development	769,907	—	2,060,121	—
Real estate construction and development	17,415	—	38,586	—
Commercial and industrial	1,584,747	36,051	2,791,697	6,117
Consumer and installment	53,174	—	127,066	—

Total		$802,062		$919,036

Summary of the recorded investment in loans receivable by class that were 30 days or more past due with respect to contractual principal or interest payments

	September 30, 2015
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Single-family residential:
Residential first mortgage	$2,825,620	$1,011,186	$992,398	$4,829,204	$316,265,868	$321,095,072	$—	$9,496,061
Residential second mortgage	225,338	142,622	450,028	817,988	41,354,874	42,172,862	—	1,608,998
Home equity lines of credit	1,082,727	405,717	497,416	1,985,860	68,905,033	70,890,893	—	2,504,838

Total single-family residential	4,133,685	1,559,525	1,939,842	7,633,052	426,525,775	434,158,827	—	13,609,897

Commercial:
Commercial and multi-family real estate	76,880	—	229,956	306,836	401,572,086	401,878,922	—	3,447,157
Land acquisition and development	—	—	—	—	32,672,827	32,672,827	—	—
Real estate construction and development	—	11,250	—	11,250	75,158,136	75,169,386	—	11,250
Commercial and industrial	—	—	301,128	301,128	258,335,005	258,636,133	—	627,812

Total commercial	76,880	11,250	531,084	619,214	767,738,054	768,357,268	—	4,086,219

Consumer and installment	2,420	—	—	2,420	1,649,996	1,652,416	—	—

Total	$4,212,985	$1,570,775	$2,470,926	$8,254,686	$1,195,913,825	$1,204,168,511	$—	$17,696,116

	September 30, 2014

							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual

Single-family residential:
Residential first mortgage	$2,859,631	$169,242	$3,189,220	$6,218,093	$269,552,935	$275,771,028	$—	$12,319,237
Residential second mortgage	419,156	594,765	136,093	1,150,014	38,709,836	39,859,850	—	1,980,668
Home equity lines of credit	1,627,109	343,333	432,734	2,403,176	88,179,764	90,582,940	—	2,615,409

Total single-family residential	4,905,896	1,107,340	3,758,047	9,771,283	396,442,535	406,213,818	—	16,915,314

Commercial:
Commercial and multi-family real estate	105,905	273,635	397,641	777,181	396,613,928	397,391,109	—	4,467,240
Land acquisition and development	—	—	38,250	38,250	37,070,797	37,109,047	—	3,772,677
Real estate construction and development	—	39,321	—	39,321	46,381,012	46,420,333	—	39,321
Commercial and industrial	96,056	—	836,511	932,567	234,742,506	235,675,073	—	1,943,321

Total commercial	201,961	312,956	1,272,402	1,787,319	714,808,243	716,595,562	—	10,222,559

Consumer and installment	1,417	—	—	1,417	4,029,114	4,030,531	—	14,619

Total	$5,109,274	$1,420,296	$5,030,449	$11,560,019	$1,115,279,892	$1,126,839,911	$—	$27,152,492

Summary of the recorded investment of loan risk ratings by class

	September 30, 2015
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$311,599,012	$—	$7,400,820	$2,095,240	$—
Residential second mortgage	40,563,864	—	1,060,090	548,908	—
Home equity lines of credit	68,273,260	31,875	1,694,942	890,816	—

Total single-family residential	420,436,136	31,875	10,155,852	3,534,964	—

Commercial:
Commercial and multi-family real estate	389,876,016	5,409,528	6,593,378	—	—
Land acquisition and development	31,693,551	—	979,276	—	—
Real estate construction and development	75,158,136	—	—	11,250	—
Commercial and industrial	248,139,435	8,842,268	1,654,430	—	—

Total commercial	744,867,138	14,251,796	9,227,084	11,250	—

Consumer and installment	1,652,416	—	—	—	—

Total	1,166,955,690	14,283,671	19,382,936	3,546,214	—
Less related specific allowance	—	—	(527,670)	(494,442)	—

Total net of allowance	$1,166,955,690	$14,283,671	$18,855,266	$3,051,772	$—

	September 30, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Single-family residential:
Residential first mortgage	$262,420,207	$131,870	$9,378,521	$3,840,430	$—
Residential second mortgage	37,795,192	—	1,761,632	303,026	—
Home equity lines of credit	87,873,860	93,671	2,054,871	560,538	—

Total single-family residential	388,089,259	225,541	13,195,024	4,703,994	—

Commercial:
Commercial and multi-family real estate	379,336,720	10,206,634	7,847,755	—	—
Land acquisition and development	29,414,135	2,588,905	5,067,757	38,250	—
Real estate construction and development	46,381,012	—	—	39,321	—
Commercial and industrial	230,560,753	2,618,045	2,496,275	—	—

Total commercial	685,692,620	15,413,584	15,411,787	77,571	—

Consumer and installment	3,780,601	235,312	14,618	—	—

Total	1,077,562,480	15,874,437	28,621,429	4,781,565	—
Less related specific allowance	—	—	(728,461)	(470,163)	—

Total net of allowance	$1,077,562,480	$15,874,437	$27,892,968	$4,311,402	$—

Summary of unpaid principal balance and recorded investment of troubled debt restructurings

	September 30, 2015		September 30, 2014
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$9,768,545	$9,838,465	$10,985,340	$11,068,219
Past due under restructured terms	2,267,010	2,280,083	5,589,008	5,630,498

Total non-performing	12,035,555	12,118,548	16,574,348	16,698,717
Returned to accrual status	15,611,280	15,696,800	18,963,927	19,053,073

Total troubled debt restructurings	$27,646,835	$27,815,348	$35,538,275	$35,751,790

(1)	All non-performing loans at September 30, 2015 and 2014 were classified as non-accrual.

Schedule of restructured accruing loans and defaulted during the period

				Restructured During Preceding
	Total Restructured During			Twelve Months and Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2015	2014	2013	2015	2014	2013

Residential mortgage loans	$3,087,339	$4,303,445	$3,950,779	$852,124	$1,109,007	$3,611,561
Commercial loans	—	2,232,836	5,086,481	—	—	89,296
Consumer loans	—	—	1,341	—	—	—

Total	$3,087,339	$6,536,281	$9,038,601	$852,124	$1,109,007	$3,700,857